Note 4 - Labor Costs - Labor Costs (Included in Cost of Sales and in Selling, General and Administrative Expenses) - Number of Employees (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Number of employees	23,200	22,967	21,605
ARGENTINA
Statement Line Items [Line Items]
Number of employees	5,405	5,427	5,221
MEXICO
Statement Line Items [Line Items]
Number of employees	5,370	5,595	5,139
UNITED STATES
Statement Line Items [Line Items]
Number of employees	2,255	2,382	1,953
ITALY
Statement Line Items [Line Items]
Number of employees	2,144	2,155	2,088
ROMANIA
Statement Line Items [Line Items]
Number of employees	1,815	1,852	1,870
BRAZIL
Statement Line Items [Line Items]
Number of employees	1,360	1,287	1,382
COLOMBIA
Statement Line Items [Line Items]
Number of employees	1,040	1,082	1,003
CANADA
Statement Line Items [Line Items]
Number of employees	772	1,030	919
INDONESIA
Statement Line Items [Line Items]
Number of employees	616	554	506
JAPAN
Statement Line Items [Line Items]
Number of employees	400	399	410
Other geographical areas [member]
Statement Line Items [Line Items]
Number of employees	2,023	1,204	1,114